Loan Payable	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]
9.	Loan Payable

On December 22, 2017, the Company entered into a financing agreement (“Project Bridge Loan”) with Resource Capital Funds (“RCF”) pursuant to which RCF provided an interim non-convertible project loan in the amount of US$10 million. The Project Bridge Loan bore an interest rate of 8%, payable quarterly and was due to mature on January 31, 2019. Net loan proceeds were $12,563,000 consisting of gross proceeds of $
12,695
,000 offset by transaction costs of $132,000.

On July 10, 2018, the US$10 million Project Bridge Loan, as well as accrued interest, was repaid in full using the funds raised from the RCF equity financing (see Note 11). For the year ended December 31, 2018, the Company accrued interest of $679,000 (December 31, 2017 - $28,000) and paid interest of $546,000 (December 31, 2017 - $25,000). For the year ended December 31, 2018, a loss of $556,000 was recorded to revalue the US dollar loan to Canadian dollars upon repayment compared to a gain on revaluation
of $148,000 for the year ended December 31, 2017.